Employment Costs (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employment Costs
Salaries and benefits	$ 16,342	$ 10,626
Share-based payments	$ 5,858	$ 2,995